UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
11/30/16 (Unaudited)

COMMON STOCKS (88.9%)(a)
			Shares	Value

Aerospace and defense (1.8%)

Bharat Electronics, Ltd. (India)			17,628	$370,606

Korea Aerospace Industries, Ltd. (South Korea)			4,596	260,652

				631,258
Airlines (1.1%)

Aeroflot PJSC (Russia)(NON)			64,600	134,882

Asia Aviation PCL NVDR (Thailand)(NON)			1,470,900	270,026

				404,908
Auto components (1.4%)

Exide Industries, Ltd. (India)(NON)			62,802	166,205

Nexteer Automotive Group, Ltd.			260,000	325,817

				492,022
Banks (15.3%)

Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)			175,771	296,290

Banco Macro SA ADR (Argentina)			5,047	349,202

Bank of China, Ltd. (China)			1,092,000	496,972

Bank Tabungan Negara Persero Tbk PT (Indonesia)			1,289,100	156,946

Credicorp, Ltd. (Peru)			3,639	570,195

Grupo Supervielle SA ADR (Argentina)(NON)			14,314	203,545

Hana Financial Group, Inc. (South Korea)			9,163	251,991

Industrial & Commercial Bank of China, Ltd. (China)			862,000	527,880

Itau Unibanco Holding SA ADR (Preference) (Brazil)			44,741	462,622

Itausa - Investimentos Itau SA (Preference) (Brazil)			78,400	199,590

Kasikornbank PCL NVDR (Thailand)			52,300	248,458

Moneta Money Bank AS (Czech Republic)(NON)			62,753	205,040

Sberbank of Russia PJSC ADR (Russia)			72,453	723,819

Shinhan Financial Group Co., Ltd. (South Korea)			9,977	376,362

State Bank of India (India)			96,310	363,507

				5,432,419
Capital markets (1.2%)

Macquarie Korea Infrastructure Fund (South Korea)			16,988	122,791

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			175,032	320,790

				443,581
Chemicals (0.6%)

Hansol Chemical Co., Ltd. (South Korea)			2,804	209,152

				209,152
Commercial services and supplies (0.6%)

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			60,000	217,425

				217,425
Construction and engineering (4.4%)

Adhi Karya Persero Tbk PT (Indonesia)			1,263,400	178,055

China State Construction International Holdings, Ltd. (China)			216,000	349,209

Concord New Energy Group, Ltd. (China)			7,382,000	385,446

CTCI Corp. (Taiwan)			230,000	363,693

Surya Semesta Internusa Tbk PT (Indonesia)			4,044,300	153,685

Unique Engineering & Construction PCL (Thailand)			279,800	139,588

				1,569,676
Consumer finance (0.4%)

Shriram Transport Finance Co., Ltd. (India)			11,164	147,515

				147,515
Diversified consumer services (0.7%)

Estacio Participacoes SA (Brazil)			50,152	248,829

				248,829
Diversified financial services (0.5%)

Ayala Corp. (Philippines)			11,640	169,930

				169,930
Electric utilities (3.4%)

Adani Transmission, Ltd. (India)(NON)			159,232	135,506

Cia Paranaense de Energia-Copel (Preference) (Brazil)			15,400	131,822

Energisa SA 144A (Units) (Brazil)			26,800	156,344

Power Grid Corp. of India, Ltd. (India)			159,369	446,799

Tenaga Nasional Bhd (Malaysia)			101,800	320,034

				1,190,505
Electronic equipment, instruments, and components (1.1%)

Tripod Technology Corp. (Taiwan)			178,000	407,680

				407,680
Food and staples retail (2.2%)

Wal-Mart de Mexico SAB de CV (Mexico)			160,234	294,598

X5 Retail Group NV GDR (Russia)(NON)			16,189	485,670

				780,268
Food products (2.4%)

Adecoagro SA (Argentina)(NON)			14,143	155,290

M Dias Branco SA (Brazil)			5,728	198,157

Sao Martinho SA (Brazil)			14,837	236,283

Tat Gida Sanayi AS (Turkey)			42,949	66,647

WH Group, Ltd. (Hong Kong)			215,000	178,786

				835,163
Household durables (2.6%)

Basso Industry Corp. (Taiwan)			163,000	378,439

Coway Co., Ltd. (South Korea)			4,719	341,094

Nien Made Enterprise Co., Ltd. (Taiwan)			17,000	190,412

				909,945
Insurance (7.0%)

AIA Group, Ltd. (Hong Kong)			46,000	280,513

Cathay Financial Holding Co., Ltd. (Taiwan)			332,000	488,526

China Life Insurance Co., Ltd. (Taiwan)			412,000	439,494

Dongbu Insurance Co., Ltd. (South Korea)			5,759	359,614

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			12,344	384,348

Ping An Insurance Group Co. of China, Ltd. (China)			97,500	539,257

				2,491,752
Internet and direct marketing retail (1.7%)

B2W Cia Digital (Brazil)(NON)			52,742	176,688

Delivery Hero Holding GmbH (acquired 6/12/15, cost $161,742) (Private) (Germany)(F)(RES)(NON)			21	137,089

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			2	2

Global Fashion Group SA (acquired 8/2/13, cost $87,766) (Private) (Brazil)(F)(RES)(NON)			2,072	14,144

momo.com, Inc. (Taiwan)			43,000	262,401

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				590,326
Internet software and services (8.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			14,377	1,351,726

NetEase, Inc. ADR (China)			735	164,714

Tencent Holdings, Ltd. (China)			64,700	1,615,729

				3,132,169
Machinery (0.2%)

EVA Precision Industrial Holdings, Ltd. (China)			582,000	64,529

				64,529
Media (3.7%)

IMAX China Holding, Inc. (China)(NON)			51,300	248,348

Innocean Worldwide, Inc. (South Korea)			1,426	75,871

Naspers, Ltd. Class N (South Africa)			6,851	995,374

				1,319,593
Metals and mining (2.0%)

AngloGold Ashanti, Ltd. (South Africa)(NON)			27,721	303,800

Cia de Minas Buenaventura SAA ADR (Peru)(NON)			13,700	153,029

Vale SA ADR (Brazil)(NON)			29,400	249,606

				706,435
Multiline retail (1.0%)

Matahari Department Store Tbk PT (Indonesia)			167,200	177,656

Poya International Co., Ltd. (Taiwan)			14,000	175,258

				352,914
Oil, gas, and consumable fuels (3.3%)

Gazprom Neft PAO ADR (Russia)			20,880	325,279

Lukoil PJSC ADR (Russia)			10,646	520,370

Petroleo Brasileiro SA ADR (Brazil)(NON)			29,771	323,611

				1,169,260
Paper and forest products (1.6%)

Mondi, Ltd. (South Africa)			13,799	278,152

Nine Dragons Paper Holdings, Ltd. (China)			349,000	306,413

				584,565
Pharmaceuticals (2.5%)

Aspen Pharmacare Holdings, Ltd. (South Africa)			10,909	224,882

Aurobindo Pharma, Ltd. (India)			24,084	260,653

Richter Gedeon Nyrt (Hungary)			19,947	398,899

				884,434
Real estate management and development (2.3%)

Aldar Properties PJSC (United Arab Emirates)(NON)			227,020	153,716

Ayala Land, Inc. (Philippines)			262,100	173,398

Emaar Properties PJSC (United Arab Emirates)			256,868	476,009

				803,123
Semiconductors and semiconductor equipment (6.3%)

SK Hynix, Inc. (South Korea)			16,350	599,987

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			284,889	1,635,701

				2,235,688
Specialty retail (0.5%)

M.Video PJSC (Russia)(NON)			31,905	184,291

				184,291
Technology hardware, storage, and peripherals (3.8%)

Samsung Electronics Co., Ltd. (South Korea)			913	1,363,584

				1,363,584
Textiles, apparel, and luxury goods (0.9%)

Bon Fame Co., Ltd. (Taiwan)			37,000	177,611

CCC SA (Poland)			3,033	143,482

				321,093
Transportation infrastructure (0.6%)

Promotora y Operadora de Infraestructura SAB de CV (Mexico)			25,596	224,338

				224,338
Water utilities (0.7%)

China Water Affairs Group, Ltd. (China)			346,000	247,573

				247,573
Wireless telecommunication services (2.3%)

China Mobile, Ltd. (China)			55,500	605,695

Safaricom, Ltd. (Kenya)			1,030,800	202,064

				807,759

Total common stocks (cost $30,331,169)				$31,573,702

WARRANTS (2.6%)(a)
	Expiration date	Strike Price	Warrants	Value

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)(NON)	4/5/17	$0.00	4,958	$186,667

Shenzen Airport Co. 144A (China)	7/14/17	0.00	135,000	176,419

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	59,100	308,329

Zhengzhou Yutong Bus Co., Ltd. 144A (China)(NON)	7/24/17	0.00	84,700	259,130

Total warrants (cost $865,063)				$930,545

INVESTMENT COMPANIES (1.0%)(a)
			Shares	Value

iShares MSCI Emerging Markets ETF			9,900	$351,450

Total investment companies (cost $360,556)				$351,450

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

IShares MSCI Emerging Markets ETF (Put)	Dec-16/$36.00		$189,313	$168,050

Total purchased options outstanding (cost $123,054)				$168,050

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $10,574) (Brazil) (Private)(F)(RES)			1,396	$10,135

Total convertible preferred stocks (cost $10,574)				$10,135

SHORT-TERM INVESTMENTS (6.7%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.51%(AFF)			2,376,577	$2,376,577

Total short-term investments (cost $2,376,577)				$2,376,577

TOTAL INVESTMENTS

Total investments (cost $34,066,993)(b)				$35,410,459

WRITTEN OPTIONS OUTSTANDING at 11/30/16 (premiums $49,221) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

IShares MSCI Emerging Markets ETF (Put)	Dec-16/$34.00	$189,313	$33,141

Total			$33,141

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	22,321	$—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	$2,067
baskets	7,946	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	735
shares	62,200	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	8,567

Total		$—	$11,369

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
`

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $35,515,027.
(b)	The aggregate identified cost on a tax basis is $34,383,228, resulting in gross unrealized appreciation and depreciation of $2,790,406 and $1,763,175, respectively, or net unrealized appreciation of $1,027,231.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $161,372, or 0.5% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund ****	$1,033,678	$6,765,686	$5,422,787	$2,837	$2,376,577
	Totals	$1,033,678	$6,765,686	$5,422,787	$2,837	$2,376,577
	**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	21.6%
	Taiwan	13.4
	South Korea	12.3
	United States	9.1
	Russia	7.6
	Brazil	6.8
	India	5.3
	South Africa	5.1
	United Arab Emirates	2.6
	Peru	2.0
	Argentina	2.0
	Indonesia	1.9
	Thailand	1.8
	Mexico	1.5
	Hong Kong	1.3
	Hungary	1.1
	Philippines	1.0
	Malaysia	0.9
	Czech Republic	0.6
	Kenya	0.6
	Saudi Arabia	0.5
	Other	1.0

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $202,329 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,128,920	$1,138,856	$151,237
Consumer staples	1,063,114	552,317	—
Energy	323,611	845,649	—
Financials	7,460,048	1,225,149	—
Health care	260,653	623,781	—
Industrials	3,112,134	—	—
Information technology	7,139,121	—	—
Materials	918,200	581,952	—
Real Estate	173,398	629,725	—
Telecommunication services	605,695	202,064	—
Utilities	1,438,078	—	—
Total common stocks	25,622,972	5,799,493	151,237
Convertible preferred stocks	—	—	10,135
Investment companies	351,450	—	—
Purchased options outstanding	—	168,050	—
Warrants	—	930,545	—
Short-term investments	2,376,577	—	—

Totals by level	$28,350,999	$6,898,088	$161,372

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(33,141)	$—
Total return swap contracts	—	11,369	—

Totals by level	$—	$(21,772)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,109,964	$33,141

Total	$1,109,964	$33,141

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$140,000
Written equity option contracts (contract amount)		$140,000
OTC total return swap contracts (notional)		$520,000
Warrants (number of warrants)		290,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Goldman Sachs International	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$11,369	$—	$11,369
	Purchased options#	—	168,050	168,050

	Total Assets	$11,369	$168,050	$179,419

	Liabilities:
	OTC Total return swap contracts*#	$—	$—	$—
	Written options#	—	33,141	33,141

	Total Liabilities	$—	$33,141	$33,141

	Total Financial and Derivative Net Assets	$11,369	$134,909	$146,278
	Total collateral received (pledged)##†	$—	$134,909
	Net amount	$11,369	$—

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017